Right-of-use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
10.
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The following table presents the right-of-use assets, which are related to the Company’s Switzerland, Iceland and U.S. facilities:

	Right-of-use assets
	2025	2024
Balance as of January 1,	1,303	755
Indexation for the period	20	25
New leases	1,530	792
FX revaluation	4	4
Depreciation charge for the period	(394)	(273)
Balance as of December 31,	2,463	1,303

During the year ended December 31, 2025, the Company signed a new lease in the U.S. commencing July 1, 2025 and a new lease in Iceland commencing September 1, 2025.

There are no variable lease payments which are not included in the measurement of lease obligations. Expected extension options have been included in the measurement of lease liabilities.

The following table presents the lease obligations:

	Lease liabilities
	2025	2024
Balance as of January 1,	(1,180)	(605)
New leases	(1,530)	(792)
FX revaluation	44	(32)
Indexation for the period	(20)	(25)
Interest expense for the period	(87)	(47)
Lease payments for the period	460	321
Balance as of December 31,	(2,313)	(1,180)

	As of December 31, 2025	As of December 31, 2024
Current	(502)	(315)
Non-current	(1,811)	(865)
Total	(2,313)	(1,180)